Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 09, 2022	Dec. 31, 2022 USD ($) venture_capital_fund	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Number of investments in venture capital funds | venture_capital_fund		2
De Agostini S.p.A.
Related Party Transaction [Line Items]
Economic interest, excluding treasury shares (as a percent)		47.40%
Voting interest, excluding treasury shares (as a percent)		63.20%
Son of director | Drago Synthetic Equity Awards
Related Party Transaction [Line Items]
Unrecognized compensation expense		$ 4
Weighted-average period, compensation expense recognized (in years)		3 years 6 months
Son of director | Drago Synthetic Equity Awards | Tranche one
Related Party Transaction [Line Items]
Vesting percentage (as a percent)	35.00%
Son of director | Drago Synthetic Equity Awards | Tranche two
Related Party Transaction [Line Items]
Vesting percentage (as a percent)	25.00%
Son of director | Drago Synthetic Equity Awards | Tranche three
Related Party Transaction [Line Items]
Vesting percentage (as a percent)	40.00%
Son of director | Stock Appreciation Rights (SARs)
Related Party Transaction [Line Items]
Vesting percentage (as a percent)	1.275%
Son of director | Restricted Stock Units (RSUs)
Related Party Transaction [Line Items]
Vesting percentage (as a percent)	0.225%
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)		50.00%
Investments		$ 1
Expenses		$ 9	$ 6	$ 7
Connect Ventures One LP | Son of director
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)		10.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment		$ 3
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment		$ 5	$ 6